As filed with the Securities and Exchange Commission on October __, 1997
                                                       Registration No. 33-78944
--------------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, DC  20549
                                ---------------------

                                      FORM N-1A

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      / /

                             PRE-EFFECTIVE AMENDMENT NO.                     / /

                           POST-EFFECTIVE AMENDMENT NO.  6                   /X/

                                        and/or

                                REGISTRATION STATEMENT
                        UNDER THE INVESTMENT COMPANY ACT OF 1940             /X/

                                   Amendment No. 8

                                OCC ACCUMULATION TRUST
                  (Exact Name of Registrant as Specified in Charter)

                   ONE WORLD FINANCIAL CENTER, NEW YORK, NY  10281
                       (Address of Principal Executive Offices)

                                    (212) 374-1600
                           (Registrant's Telephone Number)

                                Thomas E. Duggan, Esq.
                                 Oppenheimer Capital
                              One World Financial Center
                                 New York, NY  10281
                       (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to    /X/  on November 5, 1997 pursuant to
     paragraph (b)                               paragraph (b)

/ /  On October 15, 1997 pursuant to        / /  pursuant to paragraph (a)(1)
     paragraph (a)(1)

/ /  75 days after filing pursuant to       / /  pursuant to paragraph (a)(2)
     paragraph (a)(2)                            of Rule 485

    Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940 and has filed its report pursuant to that Rule for the year ended December 31, 1996 on February 19, 1997.

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The Registrant incorporates by reference the contents of Post-Effective
Amendment 5.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereto duly authorized in the City of New York, and State of New York on the 10 day of October, 1997.

                            OCC ACCUMULATION TRUST

                                                /s/ Joseph M. La Motta
                                                --------------------------------
                                                Joseph M. La Motta, President
Attest:


/s/ Deborah Kaback
-----------------------------------
Deborah Kaback, Secretary


    Pursuant to the requirements of the Securities Act of 1933 this registration statement has been signed below by the following persons in the capacities and on the date indicated:

                            OCC ACCUMULATION TRUST

                                                              Date


/s/ Joseph M. La Motta                                      10/10/97
-----------------------------------------         ------------------------------
Joseph M. La Motta, President, Trustee



/s/ Paul Y. Clinton                                         10/10/97
-----------------------------------------         ------------------------------
Paul Y. Clinton, Trustee



/s/ Thomas W. Courtney                                      10/10/97
-----------------------------------------         ------------------------------
Thomas W. Courtney, Trustee



/s/ Lacy B. Herrmann                                        10/10/97
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Lacy B. Herrmann, Trustee



/s/ George Loft                                             10/10/97
-----------------------------------------         ------------------------------
George Loft, Trustee



/s/ Deborah Kaback                                          10/10/97
-----------------------------------------         ------------------------------
Deborah Kaback, Secretary



/s/ Sheldon Siegel                                          10/10/97
-----------------------------------------         ------------------------------
Sheldon Siegel, Treasurer